S000003879 [Member] Investment Strategy - Putnam VT Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in common stocks (growth or value stocks or both) of emerging market companies of any size that the Investment Manager, as defined below, believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which the Investment Manager places on the company. The Investment manager may also consider other factors that it believes will cause the stock price to rise. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of emerging market companies. This policy may be changed only after 60 days’ notice to shareholders.
Emerging markets include countries in the MSCI Emerging Market Index or that the Investment Manager considers to be emerging markets based on its evaluation of their level of economic development or the size and nature of their securities markets. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The Investment Manager may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.